Employee Stock Purchase Plan	12 Months Ended
Jan. 31, 2020
Employee Stock Purchase Plan
EMPLOYEE STOCK PURCHASE PLAN

11. EMPLOYEE STOCK PURCHASE PLAN

The Company has established a qualified Employee Stock Purchase Plan, the terms of which allow for qualified employees (as defined in the Plan) to participate in the purchase of designated shares of the Company’s common stock at a price equal to 85% of the closing price on the last business day of each semi-annual stock purchase period. The fair value of the employee purchase rights represents the difference between the closing price of the Company’s shares on the date of purchase and the purchase price of the shares. The Company issued approximately 175,000 shares of common stock to employees of the Company during the year ended January 31, 2020 at a weighted average price per share of $8.55. The Former Parent issued approximately 8,000 and 14,000 shares of common stock to employees of the Company during the years ended January 31, 2019 and 2018, respectively, at a weighted average price per share of $61.12 and $49.63, respectively.